Treasury risk management - Summary of Detailed Information about Net Investment Hedges (Details) - Hedges on the net investment in foreign operations - Currency risk - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
USD
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	2,762	3,023
CNY
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	999	1,081
ILS
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	338	323